IFRS 9 Impairment Forward Looking information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	[1],[2]	Dec. 31, 2021	[3],[4]
Year 1 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	1,906.33		1,764.58
Commodity - WTI	101.54		73.19
Credit [Abstract]
Credit - CDX Emerging Markets	316.16		231.80
Credit - CDX High Yield	501.57		353.42
Credit - CDX IG	84.69		59.53
Credit - High Yield Index	4.78		3.95
Credit - ITX Europe 125	97.61		61.37
Equity [Abstract]
Equity - MSCI Asia	1,352		1,543
Equity - Nikkei	27,574		29,673
Equity - S&P500	4,216		4,777
GDP [Abstract]
GDP - Developing Asia	4.54		3.78
GDP - Emerging Markets	3.62		3.72
GDP - Eurozone	2.87		4.67
GDP - Germany	1.36		3.35
GDP - Italy	1.70		5.17
GDP - USA	2.20		4.46
Real Estate Prices - US CRE Index	367.45		348.86
Unemployment [Abstract]
Unemployment - Eurozone	6.91		7.41
Unemployment - Germany	2.93		3.13
Unemployment - Italy	8.62		9.18
Unemployment - Japan	2.62		2.73
Unemployment - Spain	13.48		14.26
Unemployment - USA	3.60		4.05
Year 2 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	1,803.69		1,696.51
Commodity - WTI	90.41		68.21
Credit [Abstract]
Credit - CDX Emerging Markets	309.44		268.64
Credit - CDX High Yield	487.05		399.62
Credit - CDX IG	80.86		63.98
Credit - High Yield Index	4.56		4.46
Credit - ITX Europe 125	97.24		69.93
Equity [Abstract]
Equity - MSCI Asia	1,399		1,514
Equity - Nikkei	29,077		30,764
Equity - S&P500	4,471		5,033
GDP [Abstract]
GDP - Developing Asia	5.11		6.26
GDP - Emerging Markets	4.35		5.38
GDP - Eurozone	1.87		2.91
GDP - Germany	2.32		2.86
GDP - Italy	1.48		2.33
GDP - USA	1.70		2.79
Real Estate Prices - US CRE Index	381.42		377.26
Unemployment [Abstract]
Unemployment - Eurozone	6.82		7.07
Unemployment - Germany	2.72		2.83
Unemployment - Italy	8.58		8.92
Unemployment - Japan	2.48		2.53
Unemployment - Spain	13.00		13.66
Unemployment - USA	3.81		3.68

[1]	1MEV as of 21 June 2022
[2]	[2]Year 1 equals second quarter of 2022 to first quarter of 2023, Year 2 equals second quarter of 2023 to first quarter of 2024
[3]	1MEV as of 31 December 2021; MEV outside the calibrated range were adjusted either in the model or via a management overlay as discussed further below
[4]	[2]Year 1 equals fourth quarter of 2021 to third quarter of 2022, Year 2 equals fourth quarter of 2022 to third quarter of 2023